Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) Footnotes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Costs [Line Items]
Short-term lease costs	$ 314	$ 327
Payments for variable lease components	30	15
Operating lease expenses			$ 787
Purchases of the other investors' share of production	129	291	332
Pre-tax gains on disposals of property, plant and equipment	45	49	586
Operating costs capitalised	537	469	400
Exploration and evaluation costs	$ 171	$ 182	189
Kitimat
Disclosure Of Operating Costs [Line Items]
Pre-tax gains on disposals of property, plant and equipment			$ 549